Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

Note 7. Intangible Assets and Goodwill

Intangible assets

Intangible assets, net are as follows:

	As of January 31, 2020			As of July 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$6,008	$(695)	$5,313	$6,172	$(1,477)	$4,695
Customer relationships	21,706	(937)	20,769	21,714	(1,773)	19,941
Trademarks	125	(114)	11	127	(127)	—

	$27,839	$(1,746)	$26,093	$28,013	$(3,377)	$24,636

The Company recognized amortization expense as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Cost of revenues	$60	$378	$60	$747
Sales and marketing	105	418	105	835
General and administrative	12	—	12	10

Total amortization expense	$177	$796	$177	$1,592

The expected future amortization expense for intangible assets as of July 31, 2020 is as follows:

Fiscal Year Ending January 31,
2021 (remaining)	1,606
2022	3,212
2023	3,212
2024	2,511
2025	1,670
Thereafter	12,425

$24,636

The expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, future changes to expected asset lives of intangible assets and other events.

Goodwill

The carrying amount of goodwill was $55.8 million and $56.5 million as of January 31, 2020 and July 31, 2020, respectively. The change in goodwill is due to translation adjustments and was $0.0 million and $0.9 million for the three months ended July 31, 2019 and 2020, respectively, and $0.0 million and $0.7 million for the six months ended July 31, 2019 and 2020, respectively.

Note 8. Intangible Assets and Goodwill

Intangible assets

Intangible assets, net are as follows:

	As of January 31, 2020			Weighted Average Remaining Useful Life (Years)
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$6,008	$(695)	$5,313	3.5
Customer relationships	21,706	(937)	20,769	12.4
Trademarks	125	(114)	11	0.2

	$27,839	$(1,746)	$26,093	10.6

There were no intangible assets as of January 31, 2019.

The Company recognized amortization expense as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
Cost of revenues	$—	$—	$697
Sales and marketing	—	—	937
General and administrative	—	—	114

Total amortization expense	$—	$—	$1,748

The expected future amortization expense for intangible assets as of January 31, 2020 is as follows:

Fiscal Year Ending January 31,
2021	$3,182
2022	3,172
2023	3,172
2024	2,478
2025	1,670
Thereafter	12,419

$26,093

The expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, future changes to expected asset lives of intangible assets and other events.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the Company’s fourth quarter of each fiscal year. The change in the carrying amounts of goodwill was as follows:

Balance as of January 31, 2018	$—
Acquisitions	—
Translation adjustments	—

Balance as of January 31, 2019	—
Acquisitions	55,989
Translation adjustments	(149)

Balance as of January 31, 2020	$55,840